Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
Related Party Transactions
Management Services Agreement by and between NRG and the Company
Since the Company has no employees, NRG provides the Company with various operation, management, and administrative services, which include human resources, accounting, tax, legal, information systems, treasury, and risk management, as set forth in the Management Services Agreement. As of December 31, 2014, the base management fee was approximately $6 million per year, subject to an inflation-based adjustment annually, at an inflation factor based on the year-over-year U.S. consumer price index. The fee is also subject to adjustments following the consummation of future acquisitions and as a result of a change in the scope of services provided under the Management Services Agreement. During the year ended December 31, 2014, the fee was increased by approximately $2 million per year in connection with the acquisition of the Acquired ROFO Assets and Alta Wind Portfolio. Costs incurred under this agreement were approximately $8 million for the year ended December 31, 2014 and $3 million for the period beginning July 23, 2013 and ending December 31, 2013. These costs included certain direct expenses incurred by NRG on behalf of the Company in addition to the base management fee, $5 million of which was unpaid as of December 31, 2014 and bears no interest. The balance was classified as a liability under accounts payable — affiliate in the Company's consolidated balance sheets as of December 31, 2014, and repaid in February 2015.
Operation and Maintenance Services (O&M) Agreements by and between NRG and Thermal Entities
On October 1, 2014, NRG entered into Plant O&M Services Agreements with certain wholly-owned subsidiaries of the Company. NRG provides necessary and appropriate services to operate and maintain the subsidiaries' plant operations, businesses and thermal facilities. NRG is to be reimbursed for the provided services, as well as for all reasonable and related expenses and expenditures, and payments to third parties for services and materials rendered to or on behalf of the parties to the agreements. NRG is not entitled to any management fee or mark-up under the agreements. Prior to October 1, 2014, NRG provided same services to Thermal entities on an informal basis. For the years ended December 31, 2014 and 2013, total fees incurred under the agreements were $27 million and $24 million, respectively. There was a balance of $22 million due to NRG in accounts payable — affiliate as of December 31, 2014.
O&M Services Agreements by and between NRG and GenConn
GenConn incurs fees under two O&M agreements with wholly-owned subsidiaries of NRG. The fees incurred under the agreements were $6 million, $5 million and $5 million for the years ended December 31, 2014, 2013 and 2012, respectively.
Power Sales and Services Agreement by and between NRG and NRG Energy Center Dover LLC
NRG Energy Center Dover LLC, or NRG Dover, a subsidiary of the Company is party to a Power Sales and Services Agreement with NRG Power Marketing LLC, or NRG Power Marketing, a wholly-owned subsidiary of NRG. The agreement is automatically renewed on a month-to-month basis unless terminated by either party upon at least 30 day written notice. Under the agreement, NRG Power Marketing has the exclusive right to (i) manage, market and sell power, (ii) procure fuel and fuel transportation for operation of the Dover generating facility, to include for purposes other than generating power, (iii) procure transmission services required for the sale of power, and (iv) procure and market emissions credits for operation of the Dover generating facility.
In addition, NRG Power Marketing has the exclusive right and obligation to direct the output from the generating facility, in accordance with and to meet the terms of any power sales contracts executed against the power generation of the Dover facility. Under the agreement, NRG Power Marketing pays NRG Dover gross receipts generated through sales, less costs incurred by NRG Power Marketing related to providing such services as transmission and delivery costs, as well as fuel costs. During 2011, the existing coal purchase contract expired and NRG Power Marketing entered into a new contract, which expired in December 2012, to purchase coal for the Dover Facility. For the year ended December 31, 2012, NRG Dover purchased approximately $2 million under this agreement. In July 2013, the originally coal-fueled plant was converted to a natural gas facility. For the years ended December 31, 2014, and 2013, NRG Dover purchased approximately $10 million and $5 million, respectively, of natural gas from NRG Power Marketing.
O&M Services Agreements by and between El Segundo and NRG El Segundo Operations
El Segundo incurs fees under an O&M agreement with NRG El Segundo Operations, Inc., a wholly-owned subsidiary of NRG. Under the O&M agreement, NRG El Segundo Operations, Inc. manages, operates and maintains the El Segundo facility for an initial term of ten years following the commercial operations date. For the years ended December 31, 2014, 2013, and 2012, the costs incurred under the agreement were approximately $4 million, $5 million, and $1 million, respectively. For the years ended December 31, 2013 and 2012, $2 million and $1 million of the costs incurred were capitalized and recorded to property, plant and equipment in the Company's consolidated balance sheets.

Ground Lease and Easement Agreement by and between El Segundo and El Segundo Power, LLC
El Segundo incurred lease expense under a ground lease and easement agreement with El Segundo Power, LLC, a wholly-owned subsidiary of NRG, for a parcel of real property in the city of El Segundo, California. The nonexclusive easements are for the support infrastructure for the project. The initial term of the agreement was over the construction of the project through the twentieth anniversary of the commercial operations date. For the years ended December 31, 2014, 2013, and 2012, the Company incurred costs of approximately $1 million for each year. The costs are included in cost of operations in the Company's consolidated statements of operations.
Construction Management Services Agreement by and between El Segundo and NRG Construction Services LLC
El Segundo incurred fees under a construction management services agreement with NRG Construction Services LLC, a wholly-owned subsidiary of NRG, to act as construction manager of the project to manage the design, engineering, procurement and construction, commissioning, testing initial start-up and closeout of construction activities for the facility. For the years ended December 31, 2013 and 2012, total costs incurred were $4 million and $4 million, respectively. The costs were capitalized and recorded to property, plant and equipment in the Company's consolidated balance sheets. El Segundo achieved commercial operations in August 2013.
Energy Marketing Services Agreement with NRG Power Marketing LLC
El Segundo was a party to an energy marketing services agreement with NRG Power Marketing LLC, a wholly-owned subsidiary of NRG, to procure fuel and market capacity, energy and ancillary output of the facility prior to the start of the PPA with Southern California Edison. The agreement began in April 2013 and ended at the commercial operations date in August 2013. For the years ended December 31, 2014 and 2013, the Company recorded approximately $1 million and $12 million, respectively, in costs related to this agreement of which $9 million was recorded to property, plant and equipment in 2013, with remaining amount recorded to cost of operations in the Company's statement of operations.
Administrative Services Agreement by and between Marsh Landing and GenOn Energy Services, LLC
Marsh Landing is a party to an administrative services agreement with GenOn Energy Services, LLC, a wholly owned subsidiary of NRG, which provides with processing and paying invoices services on behalf of Marsh Landing. Marsh Landing reimburses GenOn Energy Services, LLC for the amounts paid by it. The Company reimbursed costs under this agreement of approximately $13 million, $36 million, and $2 million for the years ended December 31, 2014, 2013 and 2012, respectively. For the years ended December 31, 2014, 2013 and 2012, $2 million, $29 million and $2 million, respectively, were capitalized. There was a balance of $4 million and $2 million due to GenOn Energy Services, LLC in accounts payable - affiliate as of December 31, 2014 and 2013, respectively.
Accounts Payable to NRG Renew LLC
During the third quarter of 2013, NRG Renew LLC (formerly known as NRG Solar LLC), a wholly-owned subsidiary of NRG, made 100% of the required capital contributions to CVSR, including the Company's 48.95% portion, of which $14 million was outstanding as of December 31, 2013. This balance was repaid to NRG Renew LLC during the quarter ended March 31, 2014.
Accounts Payable to NRG Repowering Holdings LLC
During 2013, NRG Repowering Holdings, LLC, a wholly-owned subsidiary of NRG, made payments to BA Leasing BSC, LLC, or BA Leasing, of $18 million, which were expected to be repaid with the proceeds of the cash grant received by BA leasing with respect to the PFMG DG Solar Projects, in connection with a sale-leaseback arrangement between the PFMG DG Solar Projects and BA Leasing. As of December 31, 2013, PFMG DG Solar Projects had a corresponding receivable for the reimbursement of the cash grant from BA Leasing and related payable to NRG Repowering Holdings, LLC. In the first quarter of 2014, the PFMG DG Solar Projects received $11 million from BA Leasing and reduced the remaining receivable with an offset to the deferred liability recorded in connection with the sale - leaseback arrangement. The PFMG DG Solar Projects utilized the $11 million to repay NRG Repowering Holdings LLC.